Goldman Sachs MarketBeta Total International Equity ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
Goldman Sachs MarketBeta Total International Equity ETF | Goldman Sachs MarketBeta Total International Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	5.38%